Debt (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended			3 Months Ended	6 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended		3 Months Ended				5 Months Ended			3 Months Ended
	Jul. 02, 2011	Jun. 26, 2010	Jun. 02, 2011	Jul. 02, 2011 4.750% Senior Notes due 2021 [Member]	Jul. 02, 2011 4.750% Senior Notes due 2021 [Member]	Jun. 02, 2011 4.750% Senior Notes due 2021 [Member]	Jul. 02, 2011 4.750% Senior Notes due 2021 [Member] Redemption Period, Prior to March 1, 2021 [Member]	Jul. 02, 2011 4.750% Senior Notes due 2021 [Member] Redemption Period, On or After March 1, 2021 [Member]	Jul. 02, 2011 Five-Year Senior Secured Credit Agreement [Member]	Jul. 02, 2011 Five-Year Senior Secured Credit Agreement [Member]	Jun. 02, 2011 Five-Year Senior Secured Credit Agreement [Member]	Jul. 02, 2011 Five-Year Senior Secured Credit Agreement [Member] Line of Credit [Member] basispoints	Jun. 02, 2011 Five-Year Senior Secured Credit Agreement [Member] Letter of Credit Facility [Member]	Jun. 02, 2011 Five-Year Senior Secured Credit Agreement [Member] Swingline Facility [Member]	Jun. 02, 2011 Five-Year Senior Secured Credit Agreement [Member] Subsidiaries [Member]	Jun. 02, 2011 Old Credit Facility [Member] basispoints	Jun. 02, 2011 Old Credit Facility [Member] Line of Credit [Member]	Jun. 02, 2011 Old Credit Facility [Member] Term Loans [Member]	Jul. 02, 2011 Old Credit Facility [Member] Term Loans [Member]	Jul. 02, 2011 Old Credit Facility [Member] Term Loans [Member] Interest Expense [Member]	Jul. 02, 2011 Other Uncommitted Lines of Credit [Member]
Debt Instrument [Line Items]
Credit agreement term (in years)									5 years							5 years
Aggregate principal amount						$ 400.0
Stated interest rate				4.75%	4.75%
Issue price as percentage of principal amount						98.989%
Redemption price as percentage of principal amount							100.00%	100.00%
Debt Instrument, Description of Redemption Discount Rate Basis				Treasury Rate
Debt Instrument, Percent Spread on Redemption Discount Rate	0.30%
Repurchase price as percentage of principal amount upon change of control					101.00%
Facility Amount											450		50	50	225
Additional amount available to increase Facility Amount											200
Maximum aggregate Facility Amount											650					800	200	600
Borrowings outstanding									0	0								405.0
Basis points spread on 3-month USD LIBOR borrowing rate												150
Interest rate at period end												1.75%
Variable rate basis												LIBOR				LIBOR
Term loans amount repaid																			405
Unamortized debt issuance costs charged to interest expense																			0.9
Interest rate swap impairment	18.9	0																		18.9
Incurred costs for Notes offering and execution of new Credit Agreement	2.9	0								5.8
Incurred costs expensed										0.2
Incurred costs capitalized as deferred finance costs										5.6
Unused lines of credit	562								447	447											115
Minimum percentage of term loans required to be outstanding at fixed rates																40.00%
Notional Amount of Interest Rate Cash Flow Hedge Derivatives			$ 325.0
Basis points spread on floating LIBOR rate at Period End																62.5
Effective rate on term loans																4.50%